PREMIUM LOAN PAYABLE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
PREMIUM LOAN PAYABLE

NOTE 9 –PREMIUM LOAN PAYABLE

Premium Finance Loan Payable

Premium finance loans payable related to the financing of the Company’s Error & Omission (E&O) insurance coverage for the period September 6, 2015 through September 6, 2016.  The Company financed $18,604 of the total policy premium of $25,396 (including interest and fees of $643) from Pro Premium Finance Company, Inc.  The term of the loan are nine equal payments of $ 2,131 per month beginning October 6, 2015.  The principal balance due was $12,210 at December 31, 2015.

Premium finance loan payable related to the financing of the Company's Director's & Officer's (D&O) insurance coverage and Employment Practices Liability insurance coverage for the period October 31, 2015 through October 30, 2016. The Company financed $47,222 of the total policy premium of $62,382 (including interest of $1,583) from Flat Iron Capital. The terms of the loan are 9 equal payments of $5,247 per month beginning November 30, 2015. The balance due was $36,728 at December 31, 2015.

Premium finance loan payable related to the financing of the Company's Commercial General Liability (CGL insurance for the period December 28, 2015 through December 27, 2016. The Company financed $3,467 of the total policy premium of $4,561 (including interest of $172) from Pro Premium Finance Company, Inc. The terms of the loan are 10 equal payments of $347 per month beginning January 28, 2016. The balance due was $3,468 at December 31, 2015.

Total Premium Finance Loan Payable balance for all of the Company's policies was $52,406 at December 31, 2015 and $47,866 at December 31, 2014.